STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY (DEFICIT)

Note 8—STOCKHOLDERS' EQUITY (DEFICIT)

  Initial Public Offering

        On February 8, 2011, the Company completed an initial public offering of its common stock pursuant to a registration statement on Form S-1, as amended (File No. 333-170245) that was declared effective by the SEC on February 2, 2011. An aggregate of 6,000,000 shares of common stock registered under the registration statement were sold at a price to the public of $7.00 per share. The over-allotment option was not exercised by the underwriters. As a result of the initial public offering, the Company raised a total of $42.0 million in gross proceeds, and approximately $37.1 million in net proceeds after deducting underwriting discounts and commissions and offering expenses.

        Upon the closing of the initial public offering, all shares of outstanding Series A convertible preferred stock and the principal and accrued interest balance on the 2009 Convertible Notes, 2009 Secured Notes, 2010 Secured Notes, 2010 Convertible Notes, and HBM Secured Notes were converted into an aggregate of 10,647,549 shares of common stock, as shown in the table below:

Conversion Shares
Series A Convertible Preferred Stock	6,322,640
2009 Convertible Notes	871,635
2009 Secured Notes	927,881
2010 Secured Notes	1,156,606
HBM Secured Notes	297,359
2010 Convertible Notes	1,071,428

10,647,549

  Share-Based Compensation

        The Company recognized share-based compensation in its consolidated statements of operations for the periods ended September 30, 2011 and 2010 as follows (in thousands):

	Nine Months Ended September 30,
	2011	2010
Cost of revenues	$145	$9
Research and development	234	7
Selling, general and administrative	1,586	1

Total	$1,965	$17

        The terms of the stock options granted in September and December 2010 stipulated that they may be exercised only upon the completion of the initial public offering. Consequently, the expense associated with these options was deferred until the successful completion of the initial public offering in February 2011.

  Stock Incentive Plans

        The Company's 2011 stock incentive plan, or 2011 Plan, which became effective immediately prior to the completion of the Company's initial public offering in February 2011, was adopted by its board of directors and approved by its stockholders in December 2010. The 2011 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards and other stock-based awards. The remaining shares available for issuance under the 2007 Plan at the time of the completion of the Company's initial public offering were reallocated to the 2011 Plan. The 2011 Plan contains an "evergreen" provision, which allows for an increase in the number of shares available for issuance under the 2011 Plan on the first day of each calendar year from 2012 through 2015. The following table contains information about the Company's plans at September 30, 2011:

Plan	Awards Reserved for Issuance	Awards Issued	Awards Available for Grant
2011 Plan	407,476	346,234	61,242
2007 Plan	2,139,181	2,139,181	—

	2,546,657	2,485,415	61,242

        Included in the awards issued as shown above are options to purchase 36,750 shares of the Company's stock that were approved as of September 30, 2011 but priced in October 2011. The following table summarizes the Company's stock option activity and related information for the period from December 31, 2010 to September 30, 2011:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2010	2,073,700	$2.69
Granted	309,484	10.58
Exercised	(7,245)	1.65
Forfeited	(41,967)	3.49
Expired	(1,685)	2.69

Outstanding at September 30, 2011	2,332,287	$3.72

11. STOCKHOLDERS' EQUITY

  Common Stock

        In connection with its formation, the Company issued in March 2007 an aggregate of 464,900 shares of common stock for total aggregate consideration of $50,000.

  Series A Convertible Preferred Stock

        In March 2007, the Company entered into a Series A Preferred Stock Purchase Agreement pursuant to which the Company issued and sold an aggregate of 6,322,640 shares of Series A convertible preferred stock in four separate closings held in March 2007, February 2008, July 2008 and October 2008, at a purchase price of $13.44 per share. The aggregate consideration for the shares of Series A convertible preferred stock was $85 million in cash.

        Each holder of Series A convertible preferred stock has the right, at the option of the holder at any time, to convert their shares of Series A convertible preferred stock into shares of common stock at a current conversion ratio of one-to-one, subject to adjustment for stock splits, certain capital reorganizations and dilutive stock issuances. Each share of the Company's Series A convertible preferred stock will automatically convert into shares of the Company's common stock, at the then effective applicable conversion ratio upon the earlier of: (i) the closing of the sale of the Company's common stock pursuant to a firmly underwritten public offering in which the Company receives gross proceeds of at least $25 million or (ii) the consent of the holders of at least 66 2/3% of the then outstanding shares of Series A convertible preferred stock.

        The holders of Series A convertible preferred stock are entitled to receive, when, as and if declared by the Company's board of directors out of legally available funds, non-cumulative dividends in an amount equal to any dividends declared, paid or set aside on shares of the Company's common stock. As of December 31, 2010, no dividends have been declared by the Company's board of directors.

        In the event of any liquidation, dissolution or winding up of the Company, the holders of the Series A convertible preferred stock will be entitled to receive in preference to the holders of the Company's common stock, the amount of their original purchase price per share, plus declared and unpaid dividends, if any. If the assets and funds available to be distributed among the holders of the Series A convertible preferred stock are insufficient to permit the payment to such holders of the full preference, then the entire assets and funds legally available for distribution to such holders shall be distributed ratably based on the total due each holder of the Series A convertible preferred stock. Any remaining assets of the Company will be distributed ratably among the holders of its common stock.

        Holders of the Series A convertible preferred stock are entitled to the number of votes they would have upon conversion of their Series A convertible preferred stock into common stock at the then-applicable conversion rate. The holders of Series A convertible preferred stock have been granted certain rights with regard to the election of board members and various other corporate actions.

  Warrants

        On January 22, 2009, the Company issued warrants in connection with the issuance of the 2009 Convertible Notes (see Note 10). The warrants are convertible into an aggregate of 158,065 of shares of the Company's common stock at an exercise price of $2.69 per share and will expire on January 21, 2014. The value of the warrants has been recorded as a discount to the 2009 Convertible Notes and amortized as a component of interest expense over the original term of the 2009 Convertible Notes. For the year ended December 31, 2009, the amortization of the discount was $269,000 resulting in no remaining balance as of December 31, 2010 and 2009.

        On July 2, 2009, the Company issued warrants to the landlord of the Company's two San Diego facilities in connection with amendments to the respective lease agreements that deferred minimum annual rental obligations (see Note 13). The warrants are exercisable for an aggregate of 23,244 shares of Series A convertible preferred stock at a price of $13.44 per share and will expire on the earlier of July 1, 2016 or the fifth anniversary of the consummation of the Company's initial public offering. The value of the warrants was recorded as prepaid interest and is being amortized as a component of interest expense over the deferred rental payment term. For the years ended December 31, 2010 and 2009, the amortization of the interest was $114,000 and $63,000, respectively, resulting in a balance of $27,000 and $141,000 as of December 31, 2010 and 2009, respectively.

        On November 24, 2010, the Company issued warrants in connection with the Hercules Credit Facility to the lenders to purchase 178,986 shares of the Company's Series A convertible preferred stock (see Note 10). The warrants are exercisable at a price of $13.44 per share and shall be valid from the date of issuance until the earlier to occur of ten (10) years from the date of issuance or five (5) years following the effective date of the registration statement for an initial public offering. The warrants, valued at approximately $0.6 million, have been recorded as a discount to the Hercules Credit Facility and amortized as a component of interest expense over the original term. For the year ended December 31, 2010, the amortization of the discount was $17,000.

        On December 29, 2010, the Company issued warrants in connection with the December 2010 Convertible Notes (see Note 10). The warrants are convertible into an aggregate of 167,361 of shares of the Company's common stock with an exercise price of $13.44 per share and will expire on December 29, 2017. The warrants, valued at approximately $0.5 million, have been recorded as a discount to the 2010 Convertible Notes and will be amortized as a component of interest expense over the original term of the 2010 Convertible Notes. Upon the completion of the Company's initial public offering, the December 2010 Convertible Notes will be converted into common stock, and any unamortized balance will be recognized in full on the date of such event (see Note 18).

  Share-Based Compensation

        The Company recognized share-based compensation in its consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008 as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Selling, general and administrative	$1	$349	$126
Research and development	22	175	116

	$23	$524	$242

  Pacira Stock Incentive Plan

        Employees and directors have been granted options to purchase common shares under the 2007 Stock Option/Stock Issuance Plan (the "2007 Plan"). The original 2007 Plan provided for the grant of options to purchase up to 650,860 shares of the Company's common stock. Options granted under the 2007 Plan generally expire no later than ten years from the date of grant. The exercise price of incentive stock options must be equal to at least the fair value of the Company's common stock on the date of grant.

        The 2007 Plan was amended in April 2008, to, among other things, increase the number of shares of common stock authorized for issuance under the 2007 Plan from 650,860 shares to 1,066,946 shares.

        On September 2, 2010, the 2007 Plan was amended again to increase the number of authorized plan shares from 1,066,946 to 1,729,498 shares of common stock. Concurrent with the amendment of the 2007 Plan, in September 2010 the board of directors granted stock options to employees, non-employee board members and consultants for an aggregate of 1,448,301 shares of common stock. The stock options have an exercise price of $1.61 per share. In establishing the exercise price, the board of directors relied on a valuation that concluded as of August 31, 2010 the value of the Company's common stock was $1.61 per share.

        These stock options may be exercised only upon the completion of an initial public offering prior to December 31, 2012. If an initial public offering is not completed prior to December 31, 2012, then the options automatically cancel (see Note 18). The stock options have a 10-year term, and the option shares vest according to one of the following four schedules:

  (i)
  75% of the option shares vest on the date of grant, and the remaining 25% of the option shares vest in equal successive monthly installments upon the optionee's completion of each month of service over the 12 month period following the date of grant;

  (ii)
  50% of the option shares vest on the date of grant, and the remaining 50% of the option shares vest in equal successive monthly installments upon the optionee's completion of each month of service over 24 month period following the date of grant;

  (iii)
  25% of the option shares vest upon optionee's completion of one year of service to the Company measured from the date of grant, and the remaining 75% of the option shares vest in equal successive monthly installments upon the optionee's completion of each month of service over the 36 month period following the first anniversary of the date of grant; or

  (iv)
  50% of the option shares vest on the first anniversary of the closing of the Company's initial public offering provided that the optionee remains in service to the Company for such first year and, the remaining 50% of the option shares vest on the second anniversary of the closing of the Company's initial public offering provided that the optionee remains in service to the Company over such second year. Upon a change in control of the Company, as defined in the 2007 Plan, 100% of the shares underlying each of these options shall become vested and exercisable immediately prior to such change in control.

        In December 2010, the Company's board of directors granted options to all of its employees, including its named executive officers, and its non-employee directors, for an aggregate of 571,300 shares of common stock. These stock options may be exercised only upon the completion of an initial public offering prior to December 31, 2012. If an initial public offering is not completed prior to December 31, 2012, then the options automatically cancel.

        The following table summarizes the Company's stock option activity and related information for the period from January 1, 2008 to December 31, 2010:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2008	558,141	1.61
Granted	454,110	1.96
Exercised	(107,264)	1.61
Forfeited	(114,064)	1.64
Expired	(1,546)	1.61

Outstanding at December 31, 2008	789,377	1.81
Granted	741	2.69
Exercised	(1,756)	1.61
Forfeited	(655,350)	1.84
Expired	(80,582)	1.61

Outstanding at December 31, 2009	52,430	1.79
Granted	2,028,158	2.71
Exercised	(1,177)	1.89		$1
Forfeited	(3,337)	1.89
Expired	(2,374)	1.75

Outstanding at December 31, 2010	2,073,700	$2.69	9.7	$5,800

Exercisable at December 31, 2010	46,982	$1.97	7.5	$165

Vested and expected to vest at December 31, 2010	1,906,815	$2.64	9.7	$5,422

        The weighted average fair value of options granted for the years ended December 31, 2010 and 2009 were $5.61 and $1.94 per share, respectively. The total fair value of options which vested during 2010 and 2009 was approximately $28,000 and $0.1 million, respectively.

        As of December 31, 2010, 363,814 shares of common stock were reserved for future grant of stock options. As of December 31, 2010, $3.9 million of total unrecognized compensation cost related to non-vested stock options is expected to be recognized over the respective vesting terms of each award. The weighted average term of the unrecognized share-based compensation is 3.30 years. As further described in Note 15, unexercised options to purchase an aggregate of 477,820 shares of common stock options were cancelled during 2009, which resulted in share-based compensation of $0.5 million.

        The fair values of each option grant in 2010, 2009 and 2008 were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2010	2009	2008
Expected dividend yield	None	None	None
Risk free interest rate	1.6–3.4%	2.1–2.7%	1.9–3.8%
Expected volatility	80.8%	82.0%	78.2%
Expected life of options	6.25 years	6.25 years	6.25 years